<CENTER> UNITED STATES SECURITIES AND EXCHANGE COMMISSION
<CENTER> WASHINGTON, DC 20549

<CENTER> FORM 13F

<CENTER> FORM 13F COVER PAGE

<CENTER> REPORT OF THE CALENDAR YEAR ENDED:  June 30, 2012

Check here if Amendment  [  ]; Amendment Number:  ______

This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Chapter IV Investors, LLC
Address:     301 South Tryon Street, Suite 1850
             Charlotte, NC 28202

13F File Number:  028-12694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Kimberly Zeitvogel
Title:       Chief Financial Officer
Phone:       (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/  Kimberly Zeitvogel  Charlotte, NC               8/13/2012
-----------------------  -------------------------  ----------------------------
Signature                Place                       Date

REPORT TYPE:

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
NONE

<CENTER> FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:  $197,652
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NONE

<CENTER> FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------  --------  --------  ---------  -------------------------  ----------  --------  ---------------------
                       TITLE OF             VALUE     SHARES OR                  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X $1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
---------------------  --------  --------  ---------  --------- ------ --------  ----------  --------  --------- ------ ----
Cabot Oil and Gas Corp  CL A	 127097103 $   9,821  249,256 sh		 SOLE		       249,256
Clear Channel Outdoor  CL A	 18451C109 $   6,020  1,000,000 sh		 SOLE		       1,000,000
EQT Corporation COM	 26884L109 $   9,918  184,938	Sh		 SOLE		       184,938
Lamar Advertising      CL A      512815101 $  28,205    986,203 Sh               SOLE                    986,203
Martin Marietta Matls  COM       573284106 $  38,660    490,488 Sh               SOLE                    490,488
Packaging Corp of America        COM       695156109 $  13,624  482,446 Sh               SOLE                  482,446
Range Resources Corp  COM       75281A109 $  34,354    555,268 Sh               SOLE                    555,268
Rock-Tenn Company      CL A      772739207 $  38,407    704,069 Sh               SOLE                    704,069
Scripps Networks Interactive      CL A      811065101 $   9,990    175,691 Sh               SOLE                    175,691
Vulcan Matls Co        COM       929160109 $   8,653    217,905 Sh               SOLE                    217,905

                                           ---------
Total Value:                               $ 197,652
                                           ---------